CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Net revenues:
Product revenues	$ 527	$ 219	$ 914	$ 1,029
License revenues	17	254	834	711
Total net revenues	544	473	1,748	1,740
Cost of goods sold	262	106	549	898
Gross margin	282	367	1,199	842
Operating expenses:
Research and development	192	163	781	867
Depreciation and amortization	53	55	217	223
Selling, general and administrative	843	711	2,870	3,069
Total operating expenses	1,088	929	3,868	4,159
Loss from operations	(806)	(562)	(2,669)	(3,317)
Change in fair value of warrant liability	1,009	(2,751)	(4,277)	5,020
Interest expense	(11)	(195)	(483)	(351)
Gain on sale of equipment			0	3
Other income (expense)	51	(3)	58	(33)
Net income (loss)	243	(3,511)	(7,371)	1,322
Other comprehensive loss, foreign currency translation adjustments	0	(1)	(2)	(2)
Total comprehensive income (loss)	$ 243	$ (3,512)	$ (7,373)	$ 1,320
Net income (loss) per common share, basic (in dollars per share)	$ 0.01	$ (0.19)	$ (0.31)	$ 0.08
Weighted average common shares outstanding, basic (in shares)	30,259,823	18,816,746	23,817,184	15,624,999
Net loss per common share, diluted (in dollars per share)	$ (0.02)	$ (0.19)	$ (0.31)	$ (0.18)
Weighted average common shares outstanding, diluted (in shares)	37,082,499	18,816,746	23,817,184	20,760,410